Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 16,060	¥ 21,120